Digital assets - Schedule of fair value and cost of digital assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Digital assets - Schedule of fair value and cost of digital assets (Details) [Line Items]
Balance	$ 861,230	$ 1,003,000
Additions	2,800,000
Dispositions	(200,000)
Unrealized loss	(718,827)	(141,770)
Balance	2,742,403	861,230
Bitcoin [Member]
Digital assets - Schedule of fair value and cost of digital assets (Details) [Line Items]
Balance	356,877	401,000
Additions	1,200,000
Dispositions	0
Unrealized loss	(145,566)	(44,123)
Balance	1,411,311	356,877
Dogecoin [Member]
Digital assets - Schedule of fair value and cost of digital assets (Details) [Line Items]
Balance	154,314	201,000
Additions	200,000
Dispositions	0
Unrealized loss	(150,579)	(46,686)
Balance	203,735	154,314
Solana [Member]
Digital assets - Schedule of fair value and cost of digital assets (Details) [Line Items]
Balance	350,039	401,000
Additions	1,300,000
Dispositions	(200,000)
Unrealized loss	(406,573)	(50,961)
Balance	1,043,466	350,039
XRP [Member]
Digital assets - Schedule of fair value and cost of digital assets (Details) [Line Items]
Balance	0
Additions	100,000
Dispositions	0
Unrealized loss	(16,109)
Balance	$ 83,891	$ 0